UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22020
Morgan Stanley Commodities Alpha Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2008
Date of reporting period: July 31, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Commodities Alpha Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the period ended July 31, 2008

Total Return for the Period Since Inception+
Through July 31, 2008

					Dow Jones AIG
					Commodity
Class A	Class C	Class I	Class R	Class W	Index[1]
–1.50%	–1.70%	–1.47%	–1.57%	–5.83%	–1.20%

+	Inception for Class A, C, I and R shares was April 30, 2008 and Class W shares was June 03, 2008.

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The broad financial markets continued to struggle during the period under review amid high volatility, tighter credit, slower economic growth and rising inflationary pressures. The commodities market, however, was experiencing strong gains at the time of the Fund’s launch on April 30, 2008, a trend which continued through the end of June due in large part to escalating energy prices and a declining U.S. dollar. In fact, commodities registered their best six-month return on record for the first half of 2008, with the Dow Jones AIG Commodity Index (the “Index”) gaining 23.99 percent. Although some individual commodities experienced declines, all sectors in the Index (energy, agriculture, industrial metals, precious metals and livestock) ended the first half of the calendar year higher. In July, however, commodity prices moved sharply lower, with the Index losing 11.85 percent for the month. As a result, for the period from the Fund’s inception on April 30 through the end of July, the Index posted a negative return.

With regard to individual sectors, long-term secular demand and short- and long-term supply concerns drove energy prices up approximately 45 percent in the first six months of this year. Yet in July, energy prices declined, led by natural gas which lost 32 percent for the month. Within metals, copper and aluminum realized strong gains for the first seven months of the year. Gold and silver also gained strongly as the value of the U.S. dollar fell through late in the period, while zinc and nickel fell by 20 percent and 30 percent, respectively. With the exception of wheat, which fell 16.75 percent, agricultural commodities ended higher. Corn was the strongest agricultural performer, supported by rising demand for alternative energy as well as a move toward higher protein diets in developing countries. Live cattle and lean hogs, the two components of the livestock sector, both experienced single-digit declines through July.

Performance Analysis

All share classes of Morgan Stanley Commodities Alpha Fund underperformed the Dow Jones AIG Commodity Index (the “Index”) for the period since inception through July 31, 2008, assuming no deduction of applicable sales charges.

During the period under review, the largest detractors from the Fund’s performance were exposures to zinc, nickel and lean hogs. The largest contributors for the period were crude oil, soybeans and natural gas.

As part of the ongoing process of managing the Fund, we employ strategies based on quantitative and systematic proprietary trading models which seek to exploit temporary market inefficiencies and other unique opportunities in the commodities market. These strategies helped the Fund to outperform the Index in May and June. However, this excess return was more than offset by the Fund’s relative underperformance in July.

While we believe it is unlikely that the remainder of 2008 will be as promising for commodities as the first half of the year, we remain constructive on the asset class. We expect demand for a wide variety of commodities from developing countries will continue to be strong as global infrastructure continues at a solid pace and the large and growing middle class in these economies demands a higher living standard.

PORTFOLIO COMPOSITION as of 07/31/08
Short-Term	59.1%
Commodity-Linked Securities	29.0
Wholly-Owned Subsidiary	11.9

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition is as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Morgan Stanley Investment Advisors Inc., the Fund’s “Investment Adviser,” and Morgan Stanley Investment Management Limited, the Fund’s “Sub-Adviser” (the “Advisers”) use an actively managed, quantitative investment process to seek exposure to the commodities markets. The Advisers seek to capitalize on inefficiencies in the global commodities markets. The Investment Adviser and Sub-adviser seek long term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed income securities and money market instruments.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Total Returns — Period Ended July 31, 2008

	Class A Shares	*	Class C Shares	†	Class I Shares ††	Class R Shares #	Class W Shares ##
	(since 04/30/08)		(since 04/30/08)		(since 04/30/08)	(since 04/30/08)	(since 06/03/08)
Symbol	COAAX		COACX		COAIX	COARX	COAWX
Since Inception	(1.50)%[2]		(1.70)%[2]		(1.47)%[2]	(1.57)%[2]	(5.83)%[2]
	(6.18	) [3]	(2.68	) [3]	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim, call the toll free number at (800) 869-NEWS, or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 4.75%.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Dow Jones AIG Commodity Index (“DJ-AIGCI”) is designed to be a highly liquid and diversified benchmark for the commodity futures market. The Index is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/30/08 – 07/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			04/30/08 –
	04/30/08	07/31/08	07/31/08
Class A
Actual (−1.50% return)	$1,000.00	$985.00	$3.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.10	$3.66
Class C
Actual (−1.70% return)	$1,000.00	$983.00	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.19	$5.57
Class I
Actual (−1.47% return)	$1,000.00	$985.30	$2.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.73	$3.02
Class R
Actual (−1.57% return)	$1,000.00	$984.30	$4.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.46	$4.30
Class W @@
Actual (−5.83% return)	$1,000.00	$941.70	$2.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.61	$2.48

@	Expenses are equal to the Fund’s annualized expense ratios of 1.43%, 2.18%, 1.18%, 1.68% and 1.53% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the actual days in the period for the actual example) for Class A, C, I and R shares and multiplied by 59/365 (to reflect the actual days in the period for the actual example) for Class W shares.

@@	Shares were first issued on June 03, 2008. Returns listed represent the period from June 03, 2008 through July 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the investment advisory agreement (or, for the Alternative Opportunities Fund, under the investment management agreement), including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement (or, for the Alternative Opportunities Fund, under the investment management agreement), including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities (the Adviser, Sub-Adviser and the administrator together are referred to as the “Adviser” and the investment advisory agreement (or, for the Alternative Opportunities Fund, the investment management agreement), sub-advisory agreement and administration agreement together are referred to as the “Management Agreement”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Funds. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Funds.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board considered that the Adviser plans to arrange for a public offering of shares of the Funds to raise assets for investment and that the offerings had not yet begun. The Board concluded that, since the Funds had no assets to invest and had no track record of performance, this was not a factor it needed to address at the time of approval.

Fees Relative to Other Proprietary Funds Managed by the Adviser With Comparable Investment Strategies

The Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the proposed advisory and administrative fee (together, the “management fee”) rate and the anticipated total annual expense ratio of the Funds. The Board reviewed the average fees paid within the relevant Lipper, Inc. categories (except for the Alternative Opportunities Fund, where it reviewed comparable funds chosen by management). The Board considered that the Funds require the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Funds. The Board concluded that the proposed management fee rate and anticipated total annual expense ratio would be competitive with those of other similar non-affiliated funds.

Breakpoints and Economies of Scale

The Board reviewed the structure of the management fee schedules under the Management Agreement. The Board noted that, with regard to U.S. Multi-Cap Alpha Fund, the management fee schedules include breakpoints at $1 billion and $2 billion. The Board noted that the management fee schedules for Alternative Opportunities Fund and Commodities Alpha Fund do not include breakpoints. The Board considered that the Funds’ potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement.

Profitability of the Adviser and Affiliates

Since the Funds had not begun operations or paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the time of approval.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Funds and the Morgan Stanley Fund Complex. The Board considered sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. Since the Funds had not begun operations and had not paid any fees to the Adviser, the Board concluded that fall-out benefits was not a factor that needed to be considered at the time of approval.

Soft Dollar Benefits

The Board considered whether the Adviser will realize any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Funds and for other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Funds. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Funds and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Funds’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Relationship With the Adviser

The Board also reviewed and considered the relationship between the Adviser and the Morgan Stanley Fund Complex, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Funds to approve the relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Chief Compliance Officer of the Funds and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds’ business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Funds and their future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Funds if they are to continue in effect.

Morgan Stanley Commodities Alpha Fund
Portfolio of Investments - July 31, 2008

PRINCIPAL
AMOUNT IN		EXPIRATION
THOUSANDS		DATE	VALUE

	Commodity-Linked Securities (29.8%)
$11,000	Commonwealth Bank of Australia Commodity Linked Note (a)	07/07/09	$10,439,709
2,000	AIG Commodity Linked Note (a)	07/07/09	1,897,908
3,500	AIG Commodity Linked Note (a)	07/07/09	3,321,339
2,500	Natixis Commodity Linked Note (a)	07/07/09	2,461,869

	Total Commodity-Linked Securities (Cost $19,000,000)		18,120,825

NUMBER OF
SHARES

	Wholly-Owned Subsidiary (12.3%)
257,921	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (b) (Cost $7,737,640)		7,494,696

NUMBER OF
SHARES (000)

	Short-term Investment
	Investment Company (c) (61.3%)
37,222	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $37,222,481)		37,222,481

	Total Investments (Cost $63,960,121) (d)	103.4%	62,838,002
	Liabilities in Excess of Other Assets	(3.4)	(2,078,945)

	Net Assets	100.0%	$60,759,057

(a)	Security is linked to the Dow Jones AIG Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.
(b)	Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 36.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(d)	The aggregate cost for federal income tax purposes is $64,559,873. The aggregate gross unrealized depreciation is $1,721,871.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements

Statement of Assets and Liabilities
July 31, 2008

Assets:
Investments in securities, at value (cost $19,000,000)	$18,120,825
Investment in affiliate, at value (cost $37,222,481)	37,222,481
Wholly-owned subsidiary (cost $7,737,640)	7,494,696
Receivable for:
Shares of beneficial interest sold	197,684
Dividends from affiliate	79,105
Interest	107,725
Deferred offering costs	108,059
Prepaid expenses and other assets	39,334

Total Assets	63,369,909

Liabilities:
Payable for:
Offering costs	53,033
Investment advisory fee	46,966
Distribution fee	5,707
Administration fee	4,436
Payable to bank	2,500,058
Accrued expenses and other payables	652

Total Liabilities	2,610,852

Net Assets	$60,759,057

Composition of Net Assets:
Paid-in-capital	$62,590,036
Net unrealized depreciation	(1,122,119)
Accumulated undistributed net investment income	171,609
Accumulated net realized loss	(880,469)

Net Assets	$60,759,057

Class A Shares:
Net Assets	$6,341,856
Shares Outstanding (unlimited authorized, $.01 par value)	214,584
Net Asset Value Per Share	$29.55

Maximum Offering Price Per Share, (net asset value plus 4.99% of net asset value)	$31.02

Class C Shares:
Net Assets	$5,110,900
Shares Outstanding (unlimited authorized, $.01 par value)	173,405
Net Asset Value Per Share	$29.47

Class I Shares:
Net Assets	$49,066,138
Shares Outstanding (unlimited authorized, $.01 par value)	1,659,594
Net Asset Value Per Share	$29.57

Class R Shares:
Net Assets	$145,977
Shares Outstanding (unlimited authorized, $.01 par value)	4,944
Net Asset Value Per Share	$29.53

Class W Shares@@:
Net Assets	$94,186
Shares Outstanding (unlimited authorized, $.01 par value)	3,187
Net Asset Value Per Share	$29.55

@@ Shares were first issued on June 3, 2008.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements continued

Statement of Operations
For the period April 30, 2008(1) through July 31, 2008

Net Investment Income:
Income
Dividends from affiliates	$211,275
Interest	111,531

Total Income	322,806

Expenses
Investment advisory fee	121,568
Offering costs	36,941
Registration fees	12,341
Administration fee	12,157
Distribution fee (Class A shares)	2,281
Distribution fee (Class C shares)	7,126
Distribution fee (Class R shares)	188
Distribution fee (Class W shares)@@	59
Shareholder reports and notices	1,789
Professional fees	174
Trustees’ fees and expenses	123
Transfer agent fees and expenses	58
Other	3,127

Total Expenses	197,932
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(9,054)

Net Expenses	188,878

Net Investment Income	133,928

Realized and Unrealized Gain (Loss):
Net realized loss	(880,469)
Net unrealized depreciation	(1,122,119)

Net Loss	(2,002,588)

Net Decrease	$(1,868,660)

(1)	Commencement of operations.
@@	Shares were first issued on June 3, 2008.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements continued

Statement of Changes in Net Assets

FOR THE PERIOD
APRIL 30, 2008(1)
THROUGH
JULY 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$133,928
Net realized loss	(880,469)
Net unrealized depreciation	(1,122,119)

Net Decrease	(1,868,660)

Net increase from transaction in shares of beneficial interest	62,627,717

Net Increase	60,759,057
Net Assets:
Beginning of period	0

End of Period (Including accumulated undistributed net investment income of $171,609)	$60,759,057

(1)	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Commodities Alpha Fund (the “Fund”) was organized as a separate non-diversified Fund of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the “Act”), as an open-end management investment company and commenced operations on April 30, 2008. The Fund’s investment objective is long-term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed income securities and money market instruments.

The Fund offers Class A, Class C, Class I, Class R and Class W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses. The Fund commenced offering Class W shares on June 3, 2008.

The Funds will assess a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

Investment in Commodities Alpha Fund (Cayman), Ltd — The Fund may invest up to 25% of its total assets in Morgan Stanley Commodities Alpha Fund (Cayman), Ltd, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”).

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Portfolio of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations as unrealized gain or loss. Distributions received from the Subsidiary

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

are recorded as income on the ex-dividend date. For the period from commencement of operations to July 31, 2008, the Fund did not receive distributions from the Subsidiary.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

A. Valuation of Investments — (1) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio of investments; (3) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

D. Structured Securities — The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of the underlying commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. As of the period ended July 31, 2008, the Fund does not have any unrealized tax benefit which must be recorded in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes in the Fund’s financial statements. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of the period ended July 31, 2008, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs — The Investment Adviser incurred offering costs on behalf of the Fund in an amount of $145,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.
2. Investment Advisory/Administration and Sub-Advisory Agreements
The Investment Adviser provides investment advisory services to the Fund and the Subsidiary pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for the Fund expenses

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

assumed by the Investment Adviser. The fee is calculated at the annual rate of 0.80% of the Funds average daily net assets. There is no separate advisory fee charged to the Subsidiary.

Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser and Sub-Adviser provides services to the Fund and the Subsidiary. Pursuant to an (“Administration Agreement”), the Fund pays the Administrator an annual fee of 0.08% of the Fund’s average daily net assets. There is no separate administration fee charged to the Subsidiary.

Pursuant to a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Subsidiary. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $62,157 for the period ended July 31, 2008.

The Investment Adviser has agreed to cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and Morgan Stanley Services Company, Inc., the Fund’s Administrator, has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 1.25% for each of the Class A, Class C, Class I, Class R and Class W shares of the average daily net assets of the Fund on annualized basis. This cap/waiver may be terminated at any time.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to each Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Fund.

The Investment Adviser has agreed to assume the total annual operating expenses of the Subsidiary.
3. Plan of Distribution
The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C and Class R and Class W shares (the “Plans”). (The Fund commenced offering Class W shares on June 3, 2008.) Pursuant to the Plans each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.0%, 0.50%, and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Sub-Adviser and Administrator.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

The Distributor has informed the Fund that for the period ended July 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class C shares of $2,484, respectively and received $218,101 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Portfolio – Institutional Class. For the period ended July 31, 2008, advisory fees paid were reduced by $9,054 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statements of Operations and totaled $211,275, for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $59,092,461 and $21,869,980, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 2008 aggregated $29,484,000 and $1,869,697, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund maintains a Deferred Compensation Plan (the “DC Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the DC Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD
	APRIL 30, 2008(1)
	THROUGH
	JULY 31, 2008
	SHARES	AMOUNT
CLASS A SHARES
Sold	223,834	$7,298,463
Redeemed	(9,250)	(300,665)

Net increase – Class A	214,584	6,997,798

CLASS C SHARES
Sold	181,071	5,824,480
Redeemed	(7,666)	(252,959)

Net increase – Class C	173,405	5,571,521

CLASS I SHARES
Sold	1,659,594	49,808,398

Net increase – Class I	1,659,594	49,808,398

CLASS R SHARES
Sold	4,944	150,000

Net increase – Class R	4,944	150,000

CLASS W SHARES
Sold	3,187	100,000

Net increase – Class W@@	3,187	100,000

Net increase in Fund	2,055,714	$62,627,717

(1)	Commencement of operations.
@@	Shares were first issued on June 3, 2008.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

As of July 31, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$789,709
Undistributed long-term gains	—

Net accumulated earnings	789,709
Capital loss carryforward*	(898,803)
Temporary differences	(14)
Net unrealized depreciation	(1,721,871)

Total accumulated losses	$(1,830,979)

*As of July 31, 2008, the Fund had a net capital loss carryforward of $898,803 which will expire on July 31, 2016 to offset future capital gains to the extent provided by regulations.

As of July 31, 2008, the Fund had temporary book/tax differences primarily attributable to tax adjustments relating to the wholly-owned subsidiary.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund’s components of net assets at July 31, 2008:

ACCUMULATED
UNDISTRIBUTED	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL

$37,681	—	$(37,681)

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.
8. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2008 continued

entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT JULY 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$62,838,002	$37,222,481	$25,615,521	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

10. Subsequent Event
On September 15, 2008, the Fund terminated all of its outstanding positions in AIG Commodity Linked Notes at market value for proceeds of $3,689,213. The transaction settled on September 22, 2008 and the full proceeds from the transaction were received by the Fund on September 22, 2008. The Fund realized a loss of $737,192 on the transaction.

Morgan Stanley Commodities Alpha Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE PERIOD
	APRIL 30, 2008(5)
	THROUGH
	JULY 31, 2008

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$30.00

Income (loss) from investment operations:
Net investment income(1)	0.10
Net realized and unrealized loss	(0.55)

Total loss from investment operations	(0.45)

Net asset value, end of period	$29.55

Total Return(2)	(1.50)		%(7)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.38%(4	)(6)

Net investment income	1.27%(4	)(6)

Supplemental Data:
Net assets, end of period, in thousands	$6,342

Portfolio turnover rate	6%(7)

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Commencement of operations.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

	FOR THE PERIOD
	APRIL 30, 2008(5)
	THROUGH
	JULY 31, 2008

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$30.00

Loss from investment operations:
Net investment income(1)	0.04
Net realized and unrealized loss	(0.57)

Total loss from investment operations	(0.53)

Net asset value, end of period	$29.47

Total Return(2)	(1.70)		%(7)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.13%(4	)(6)

Net investment income	0.53%(4	)(6)

Supplemental Data:
Net assets, end of period, in thousands	$5,111

Portfolio turnover rate	6%(7)

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Commencement of operations.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

	FOR THE PERIOD
	APRIL 30, 2008(5)
	THROUGH
	JULY 31, 2008

Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$30.00

Income (loss) from investment operations:
Net investment income(1)	0.07
Net realized and unrealized loss	(0.50)

Total loss from investment operations	(0.43)

Net asset value, end of period	$29.57

Total Return(2)	(1.47)		%(7)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.19%(4	)(6)

Net investment income	0.88%(4	)(6)

Supplemental Data:
Net assets, end of period, in thousands	$49,066

Portfolio turnover rate	6%(7)

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Commencement of operations.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

	FOR THE PERIOD
	APRIL 30, 2008(5)
	THROUGH
	JULY 31, 2008

Class R Shares
Selected Per Share Data:

Net asset value, beginning of period	$30.00

Loss from investment operations:
Net investment income(1)	0.03
Net realized and unrealized loss	(0.50)

Total loss from investment operations	(0.47)

Net asset value, end of period	$29.53

Total Return(2)	(1.57)		%(7)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.68%(4	)(6)

Net investment income	0.39%(4	)(6)

Supplemental Data:
Net assets, end of period, in thousands	$146

Portfolio turnover rate	6%(7)

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Commencement of operations.
(6)	Annualized.
(7)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

	FOR THE PERIOD
	JUNE 03, 2008@@
	THROUGH
	JULY 31, 2008

Class W Shares
Selected Per Share Data:

Net asset value, beginning of period	$31.38

Loss from investment operations:
Net investment income(1)	0.04
Net realized and unrealized loss	(1.87)

Total loss from investment operations	(1.83)

Net asset value, end of period	$29.55

Total Return(2)	(5.83)		%(6)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.50%(4	)(5)

Net investment income	0.77%(4	)(5)

Supplemental Data:
Net assets, end of period, in thousands	$94

Portfolio turnover rate	6%(6)

@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Commodities Alpha Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Commodities Alpha Fund (the “Fund”), including the portfolio of investments, as of July 31, 2008, and the related statements of operations, changes in net assets and financial highlights for the period April 30, 2008 (commencement of operations) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Commodities Alpha Fund as of July 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 29, 2008

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences,

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

Interested Trustee:

James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of Morgan Stanley Investment Advisors Inc. (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer–Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel–Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

INVESTMENT MANAGEMENT

Morgan Stanley
Commodities Alpha Fund (Cayman), Ltd.

Financial Statements with Report of
Independent Registered Public Accounting Firm

For the Period from Commencement of
Operations on April 30, 2008 to July 31, 2008

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements with Report of Independent Registered Public Accounting Firm
For the Period from Commencement of Operations on April 30, 2008 to July 31, 2008

Contents

Audited Financial Statements

Portfolio of Investments	38

Statement of Assets and Liabilities	39

Statement of Operations	40

Statement of Changes in Net Assets	41

Notes to Financial Statements	42

Financial Highlights	47

Report of Independent Registered Public Accounting Firm	48

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Portfolio of Investments - July 31, 2008

PRINCIPAL
AMOUNT IN
THOUSANDS	DESCRIPTION	VALUE
	Short-term Investment (111.1%)
	Repurchase Agreement
$8,326	State Street Bank and Trust Company 1.00% due August 1, 2008 (dated July 31, 2008; proceeds $8,326,025) (a)	$8,325,794

Total Investments (Cost $8,325,794)		8,325,794
Liabilities in Excess of Other Assets		(831,098)

Net Assets		$7,494,696

(a)	Collateralized by Federal Home Loan Mortgage Corp. 5.815% due 03/17/23 valued at $8,492,795.

Total Return Swap Agreements Open at July 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS
SWAP COUNTERPARTY &	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	(000’S)	BY FUND	BY FUND	DATE	DEPRECIATION
Lehman Brothers
Lehman Brothers Commodity Index	$8,714	Floating Rate 0.00%#	Floating Rate 0.00%##	08/04/08	$(73,067)
Lehman Brothers
Dow Jones AIG Commodities Index	5,563	Floating Rate 0.00%###	Floating Rate 0.00%##	08/04/08	(769,629)

	Total Unrealized Depreciation				(842,696)

#	Floating rate represents LBCI Combats TR Index.
##	Floating rate represents 3-month T-Bill High Auction Rate Average.
###	Floating rate represents Dow Jones AIG Commodities Index.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements

Statement of Assets and Liabilities
July 31, 2008

Assets:
Investment in securities (cost $8,325,794)	$8,325,794
Cash	11,598
Receivable from Investment Adviser	19,563

Total Assets	8,356,955

Liabilities:
Unrealized depreciation on open swap agreements	842,696
Payable for:
Accounting fee	9,989
Audit fee	7,510
Directors’ fee	1,126
Legal fee	938

Total Liabilities	862,259

Net Assets	$7,494,696

Composition of Net Assets:
Paid-in-capital	$7,719,306
Net unrealized depreciation	(842,696)
Undistributed net investment income	21,718
Undistributed net realized gain	596,368

Net Assets	$7,494,696

Net Assets	$7,494,696
Shares Outstanding (5,000,000 shares authorized, $.01 par value)	257,921
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$29.06

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements continued

Statement of Operations
For the period April 30, 2008(1) through July 31, 2008

Net Investment Income:
Interest Income	$21,718

Expenses
Accounting fee	9,989
Audit fee	7,510
Directors’ fee	1,126
Legal fee	938

Total Expenses	19,563
Less: reimbursement of operating expenses	(19,563)

Net Expenses	—

Net Investment Income	21,718

Realized and Unrealized Gain (loss) on Swap Agreements:
Net Realized Gain	596,368
Net Unrealized Depreciation	(842,696)

Net Loss	(246,328)

Net Decrease	$(224,610)

(1)	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements continued

Statements of Changes in Net Assets
For the period April 30, 2008(1) to July 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$21,718
Net realized gain	596,368
Net unrealized depreciation	(842,696)

Net Decrease	(224,610)

Net increase from transactions in shares of beneficial interest	7,719,306

Net Increase	7,494,696

Net Assets:
Beginning of period	—

End of Period (Including undistributed net investment income of $21,718)	$7,494,696

(1)	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund will invest primarily in commodity swaps, futures and option contracts, as well as fixed income securities. The Fund was organized on March 4, 2008 and commenced operations on April 30, 2008. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) and are expressed in United States Dollars.

The Fund’s Investment Adviser is Morgan Stanley Investment Advisers Inc. The Fund’s Sub-Adviser is Morgan Stanley Investment Management Limited.

As of July 31, 2008, 100% of the Fund was owned by Morgan Stanley Commodities Alpha Fund (the “Trust”), a separate non-diversified Fund of the Morgan Stanley Series Funds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Commodity swaps are marked to market daily based upon quotations from market makers; (2) When market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (3) Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily.

C. Commodity Linked Derivatives — The Fund invests a significant percentage of its assets in commodity swaps and other commodity linked derivatives. Commodity-linked derivatives are derivative instruments, the value of which are derived or linked to the price movement of a physical commodity, commodity indexes or commodity contracts. Commodity-linked derivatives provide investors with exposure to the investment return of the commodities markets without investing directly in physical commodities. Physical commodities are tangible assets such as oil, gas, metal, livestock and agricultural products.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2008 continued

D. Swaps — A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument.

The Fund will usually enter into swaps, including commodity swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund.

Commodity and total rate of return swaps do not involve the delivery of commodities securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

E. Money Market Securities — The Fund may invest in various money market securities to generate income to secure its margin obligations in connection with its transactions in commodity-linked derivatives, for cash management purposes or when assuming a temporary defensive position.

The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending, typically involve the acquisition of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A fund will accrue interest from the institution until the time when the repurchase is to occur.

F. Federal Income Tax Policy — The Fund has received an undertaking from The Government of The Cayman Islands exempting it from all local income, profits and capital gain taxes. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2008 continued

U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
The Investment Adviser provides investment advisory services to the Fund and the Trust pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Trust pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Trust, and for Trust expenses assumed by the Investment Adviser. There is no separate advisory fee charged to the Fund.

The administration services provided to the Fund and the Trust are provided by Morgan Stanley Services Company Inc. (“Administrator”), a wholly owned subsidiary of the Investment Adviser, pursuant to an administration agreement (“Administration Agreement”) entered into by the Fund, the Trust and the Administrator. There is no separate administration fee charged to the Fund.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Trust. As compensation for its service, the Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from the Trust.

The Investment Adviser has agreed to assume the total operating expenses of the Fund.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2008 continued

3. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD
	APRIL 30, 2008(1)
	THROUGH
	JULY 31, 2008
	SHARES	AMOUNT

Sold	266,133	$7,984,000
Redeemed	(8,212)	(264,694)

Net increase	257,921	$7,719,306

(1)	Commencement of operations.

4. Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2008 continued

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

	INVESTMENTS	SWAP
VALUATION INPUTS	IN SECURITIES	AGREEMENTS

Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	8,325,794	(842,696)
Level 3 – Significant Unobservable Inputs	—	—

Total	$8,325,794	$(842,696)

5. Accounting Pronouncement
On March 19, 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6. Subsequent Event
On September 12, 2008, the Fund’s total return swap positions with Lehman Brothers (“Lehman”) terminated as a result of Lehman’s bankruptcy filing on that date. The amount of unrealized depreciation on the total return swap positions owed to Lehman at the time of termination was realized and recorded as a liability of the Fund.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE PERIOD
	APRIL 30, 2008(5)
	THROUGH
	JULY 31, 2008

Selected Per Share Data:

Net asset value, beginning of period	$30.00

Income from investment operations:
Net investment income(1)	0.08
Net realized and unrealized loss	(1.02)

Total loss from investment operations	(0.94)

Net asset value, end of period	$29.06

Total Return	(3.13)	%(2)

Ratios to Average Net Assets:
Total expenses(4)	0.00%(3)

Net investment income	1.02%(3)

Supplemental Data:
Net assets, end of period, in thousands	$7,495

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Not annualized
(3)	Annualized
(4)	Total expenses to Average Net Assets before reimbursement: 0.92%
(5)	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Trustees of
Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the “Fund”), including the portfolio of investments, as of July 31, 2008, and the related statements of operations, changes in net assets and financial highlights for the period April 30, 2008 (commencement of operations) to July 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. as of July 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 29, 2008

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Commodities
Alpha Fund

COAANN
IU08-04858P-Y07/08

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
     (1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
     (2) Not applicable.
     (3) Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

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Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2008

	Registrant		Covered Entities(1)
Audit Fees	$50,600			N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)		$4,555,000	(2)
Tax Fees	$7,000	(3)		$747,000	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$7,000			$5,302,000

Total	$57,600			$5,302,000
N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)	Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Commodities Alpha Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer September 18, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer September 18, 2008

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